Accrued Expenses and Other Payables - Schedule of Accrued Expenses (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accrued Expenses [Abstract]
Payroll payable	$ 173,465	$ 135,599
Other payables	298,418	55,046
Total accrued expenses and other payables	$ 471,883	$ 190,645